Commitments and Contingencies (Details) (Dish Network, USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	6 Months Ended
	Dec. 31, 2008	Jun. 30, 2012	Jun. 30, 2012 TerreStar Networks, Inc. ("TerreStar")	Jun. 30, 2011 TerreStar Networks, Inc. ("TerreStar")	Mar. 31, 2012 DBSD North America	Jun. 30, 2011 DBSD North America	Jun. 30, 2012 DBSD North America	Dec. 31, 2011 Sprint Settlement Agreement
Spectrum Investments
Payment to acquire certain 700 MHz wireless licenses	$ 712
Commitment by related party to acquire equity ownership (as a percent)					100.00%	100.00%
Purchase price of assets		$ 2,860	$ 1,382	$ 1,375		$ 1,400	$ 1,364	$ 114